OPERATING SEGMENT INFORMATION (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Segment
Net operating revenue	R$ 37,616,241	R$ 29,080,513	R$ 29,042,129
Operating expenses	(32,502,590)	(26,371,596)	(20,441,343)
Regulatory Remeasurements - Transmission Contracts		4,228,338
Operating Results Before the Financial Result	9,972,395	6,937,255	8,600,786
Financial result	(2,056,339)	(1,671,646)	(2,448,786)
Results of equity method investments	1,867,546	1,670,903	1,041,071
Other income and expenses	1,210,754	16,134
NET INCOME FOR YEAR	5,713,633	6,387,313	11,133,420
Operating Segments [Member]
Operating Segment
Net operating revenue	37,616,241	29,080,513	29,042,129
Operational costs	(11,961,049)	(13,427,020)
Operating expenses	(20,541,541)	(12,944,576)	(20,441,343)
Regulatory Remeasurements - Transmission Contracts	4,858,744	4,228,338
Operating Results Before the Financial Result	9,972,395	6,937,255	8,600,786
Financial result	(2,056,339)	(1,671,646)	(2,448,786)
Results of equity method investments	1,867,546	1,670,903	1,041,071
Other income and expenses	1,210,754	16,134	24,715
Current and deferred income tax and social contribution	(5,280,723)	565,333	630,659
NET INCOME FOR YEAR	5,713,633	6,387,313	7,848,445
Eliminations
Operating Segment
Net operating revenue	(448,424)	(371,823)	(387,833)
Operational costs	429,435	349,505
Operating expenses	18,989	22,318	387,833
Administration | Operating Segments [Member]
Operating Segment
Net operating revenue			194,692
Operating expenses			(2,853,044)
Operating Results Before the Financial Result			(2,658,352)
Management | Operating Segments [Member]
Operating Segment
Net operating revenue	368,517	305,324
Operational costs	(54,046)	(255,702)
Operating expenses	(18,035,403)	(8,982,617)
Operating Results Before the Financial Result	(17,720,932)	(8,932,995)
Generation | Operating Segments [Member]
Operating Segment
Net operating revenue	21,964,238	18,708,084	19,833,995
Operational costs	(9,247,244)	(10,085,165)
Operating expenses	(1,665,498)	(2,747,007)	(13,221,471)
Operating Results Before the Financial Result	11,051,496	5,875,912	6,612,524
Transmission
Operating Segment
Net operating revenue	15,731,910
Operational costs	(3,089,194)
Operating expenses	(859,629)
Regulatory Remeasurements - Transmission Contracts	4,858,744
Operating Results Before the Financial Result	R$ 16,641,831
Transmission | Operating Segments [Member]
Operating Segment
Net operating revenue		10,438,928	9,401,275
Operational costs		(3,435,658)
Operating expenses		(1,237,270)	(4,754,661)
Regulatory Remeasurements - Transmission Contracts		4,228,338
Operating Results Before the Financial Result		R$ 9,994,338	R$ 4,646,614